STATEMENT OF OPERATION - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses:
General and administrative	$ 401,950
Total operating expenses	422,750
Net Loss	$ (421,194)
Loss per common share
Basic and diluted	$ 0.51
Weighted average shares outstanding
Basic and diluted	2,842,785
Varian Biopharmaceuticals [Member]
Operating Expenses:
Research and development	$ 496,684	$ 181,559
General and administrative	980,307	412,150
Total operating expenses	1,476,991	593,709
Loss from operations	(1,476,991)	(593,709)
Net loss before provision for income tax	(1,476,991)	(593,709)
Provision for income tax
Net Loss	$ (1,476,991)	$ (593,709)
Loss per common share
Basic and diluted	$ (0.05)	$ (0.03)
Weighted average shares outstanding
Basic and diluted	30,185,336	18,000,000